Dispositions and Other Income/(Expense) (Tables)	12 Months Ended
Sep. 29, 2018
Other Income and Expenses [Abstract]
Other income, net
Other income, net is as follows:

	2018	2017	2016
Gains on sales of real estate and property rights	$560	$—	$—
Settlement of litigation	38	(177)	—
Gain related to the acquisition of BAMTech	3	255	—
Other income, net	$601	$78	$—